Note 8 - Fixed Assets (Details) - Fixed Assets (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Equipment [Member]	Sep. 30, 2011 Equipment [Member]	Sep. 30, 2012 Furniture and Fixtures [Member]	Sep. 30, 2011 Furniture and Fixtures [Member]	Sep. 30, 2012 Leasehold Improvements [Member]	Sep. 30, 2011 Leasehold Improvements [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member]	Sep. 30, 2011 Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 6,579,000	$ 6,543,000	$ 6,322,000	$ 2,620,000	$ 2,532,000	$ 491,000	$ 491,000	$ 922,000	$ 897,000	$ 2,510,000	$ 2,402,000
Estimated useful lives				5		5		Lesser of useful life or term of lease		5
Less accumulated depreciation and amortization	(6,105,000)	(5,881,000)	(5,348,000)
Fixed assets - net	$ 474,000	$ 662,000	$ 974,000